ASSET ACQUISITION (Details Narrative)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Number of shares issued for acquisition | shares	94,573
Asset acquisition share price | $ / shares	$ 11.08